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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended         June 30, 2008
                                              ------------------------

Check here if Amendment [_]; Amendment Number:  _____
  This Amendment (Check only one.):       [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Drake Capital Management, LLC
                  ------------------------------
Address:          660 Madison Avenue, 16th Floor
                  ------------------------------
                  New York, NY 10065
                  ------------------------------


Form 13F File Number:  028-10670
                       -------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Stacey L. Feller
                  -----------------------------
Title:            Chief Financial Officer
                  -----------------------------
Phone:            (212) 756-1211
                  -----------------------------

Signature, Place, and Date of Signing:


 /s/ Stacey L. Feller                 New York, NY            August 14, 2008
--------------------------       ----------------------    --------------------
       [Signature]                   [City, State]                [Date]


Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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


                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           0
                                         ----------------
Form 13F Information Table Entry Total:      13
                                         ----------------

Form 13F Information Table Value Total:      $340,241
                                         ----------------
                                            (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

              Form 13F File Number           Name
              --------------------           ----
              028-01190                      Frank Russell Company








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
                                                FORM 13F INFORMATION TABLE

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      COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7            COLUMN 8
------------------------  --------   ---------- --------  ---------------------  ---------- ---------- ----------------------------
                           TITLE                 VALUE    SHRS OR     SH/  PUT/  INVESTMENT   OTHER           VOTING AUTHORITY
    NAME OF ISSUER        OF CLASS      CUSIP   (X$1000)  PRN AMT     PRN  CALL  DISCRETION  MANAGERS      SOLE      SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
MESA AIR GROUP INC        BOND    590479AD3        250    2,000,000   PRN            SOLE             2,000,000        0       0
-----------------------------------------------------------------------------------------------------------------------------------
CABLEVISION
SYSTEMS CORP              COM     12686C109        685       30,300    SH            SOLE                30,300        0       0
-----------------------------------------------------------------------------------------------------------------------------------
LEAP WIRELESS
INTL INC                  COM     521863308        302        7,000    SH            SOLE                 7,000        0       0
-----------------------------------------------------------------------------------------------------------------------------------
TESORO CORP               COM     881609101        395       20,000    SH            SOLE                20,000        0       0
-----------------------------------------------------------------------------------------------------------------------------------
VIRGIN MEDIA INC          COM     92769L101        544       40,000    SH            SOLE                40,000        0       0
-----------------------------------------------------------------------------------------------------------------------------------
UNITED
TECHNOLOGIES CORP         COM     913017109      3,085       50,000    SH            SOLE                50,000        0       0
-----------------------------------------------------------------------------------------------------------------------------------
INTEL CORP                COM     458140100        578       26,900    SH            SOLE                26,900        0       0
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MILLICOM INTL
CELLULAR S.A.             COM     L6388F110        518        5,000    SH            SOLE                 5,000        0       0
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SADIA SA                  COM     786326108      1,778       83,333    SH            SOLE                83,333        0       0
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CVRD CIA
VALE DO RIO DOCE          COM     204412209      3,582      100,000    SH            SOLE               100,000        0       0
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ISHARES TR              OPTION    464287200     11,029       11,083    SH    CALL    SOLE                11,083        0       0
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ISHARES TR              OPTION    464287200    317,057       28,538    SH     PUT    SOLE                28,538        0       0
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UNITED
TECHNOLOGIES CORP       OPTION    913017109        438          500    SH     PUT    SOLE                   500        0       0
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




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